Share capital - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 12, 2007 USD ($)	Jun. 29, 2007 shares	Dec. 31, 2023 USD ($) shares year tranche $ / shares	Dec. 31, 2023 USD ($) shares tranche $ / shares	Dec. 31, 2022 USD ($) shares year $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Feb. 21, 2024 $ / shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Dividends paid (in USD per share) | $ / shares			$ 0.04		$ 0.04
Dividends paid | $			$ 200,000		$ 172,000
Stock dividends, under dividend reinvestment plan | $			$ 12,000
Number of shares issued, under dividend reinvestment plan (in shares)			4,000,000
Shares issued on exercise of stock options | $			$ 12,854		$ 14,276
Number of options exercised (in shares)			5,098,000		4,955,000
Number of options granted (in shares)			3,042,000		4,534,000
Risk free annual interest rate			4.40%		4.00%
Dividend yield rate (up to)					5.50%
Weighted average exercise price, options exercised (in Cdn.$per share) | $ / shares				$ 4.86		$ 5.42
Number of common shares redeemable from each RSU (in shares)			1
Incentive plan
Disclosure of classes of share capital [line items]
Shares issued on exercise of stock options | $	$ 4,955
Number of options granted (in shares)		4,955,000
Stock options
Disclosure of classes of share capital [line items]
Term of options granted (in years)			5 years		10 years
Award vesting period (in years)			3 years		5 years
Fair value of shares from share-based payment transactions | $			$ 3,000	$ 3,000	$ 6,000	$ 6,000
Share-based payments expense | $			5,000		10,000
Share-based payments expense, capitalized to mining interests | $			1,000		1,000
Restricted share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			7,000	$ 7,000	8,000	$ 8,000
Share-based payments expense | $			$ 7,000		$ 8,000
Number of shares granted (in shares)			1,939,000		1,751,000
Number of DSUs outstanding in share-based payment arrangement (in shares)			3,322,000	3,322,000	2,784,000	2,784,000		3,679,000
Shares issued on vesting of PSUs (in shares)			1,440,000		2,663,000
Deferred share unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 1,000	$ 1,000	$ 1,000	$ 1,000
Share-based payments expense | $			$ 1,000		$ 0
Number of shares granted (in shares)			400,000		200,000
Measurement period			5 days
Released (in shares)			700,000
Released value | $			$ 3,000
Number of DSUs outstanding in share-based payment arrangement (in shares)			2,000,000	2,000,000	2,000,000	2,000,000
Performance share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $					$ 8,000	$ 8,000
Share-based payments expense | $			$ 8,000		$ 7,000
Number of shares granted (in shares)			2,000,000		1,000,000
Number of DSUs outstanding in share-based payment arrangement (in shares)			5,000,000	5,000,000	5,000,000	5,000,000
Number of tranches | tranche			2	2
Shares issued on vesting of PSUs (in shares)			1,000,000
Restricted phantom units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 200	$ 200	$ 200	$ 200
Share-based payments expense | $			$ 300		$ 300
Number of shares granted (in shares)			100,000		100,000
Number of DSUs outstanding in share-based payment arrangement (in shares)					100,000	100,000
Canada | Performance share units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)			3.87%		2.88%
United States | Performance share units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)			4.16%		2.76%
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 4.11		$ 3.95
Expected volatility			50.00%		54.00%
Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%		0.00%
Expected volatility, performance share unit (in percentage)			28.00%		32.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 5.40		$ 5.79
Option life, share options granted (up to) | year			3		10
Dividend yield rate (up to)			5.30%
Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%		200.00%
Expected volatility, performance share unit (in percentage)			71.00%		81.00%
Tranche 1 year from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting percent			33.33%
Vesting 2 years from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			2 years
Award vesting percent			33.33%
Vesting 3 years from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			3 years
Award vesting percent			33.33%
Tranche 1 based on expected completion timing of Goose Project | Performance share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 3,000	$ 3,000
Award vesting percent			50.00%
Tranche 1 based on expected completion timing of Goose Project | Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%
Tranche 1 based on expected completion timing of Goose Project | Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%
Tranche 2 based on total shareholder return | Performance share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $			$ 4,000	$ 4,000
Award vesting percent			50.00%
Tranche 2 based on total shareholder return | Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%
Tranche 2 based on total shareholder return | Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			1,302,396,192	1,302,396,192
Ordinary shares | Incentive plan
Disclosure of classes of share capital [line items]
Number of shares held in trust under the Company's Incentive Plan (in shares)			1,705,000	1,705,000
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			0	0
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)			1,302,396,000	1,302,396,000	1,074,695,000	1,074,695,000		1,056,334,000
Number of shares issued, under dividend reinvestment plan (in shares)			4,005,000
Shares issued on exercise of stock options | $			$ 12,854		$ 14,276
Number of options exercised (in shares)			5,063,000		4,955,000
Share capital | Restricted share units
Disclosure of classes of share capital [line items]
Shares issued on vesting of PSUs (in shares)			1,440,000		2,663,000
Dividends declared
Disclosure of classes of share capital [line items]
Dividends declared (in USD per share) | $ / shares							$ 0.04